COMBINED CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Schedule of Combined Condensed Statement of Cash Flow (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in non-cash balances related to operations:
Cash flows from operating activities	$ 1,507	$ 644	$ 1,688
Investing activities
Cash flows from investing activities	(1,809)	(4,878)	(3,971)
Financing activities
Issuance of common stock	0	450	1,410
Issuance of preferred stock	0	2,512	0
Cash flows from financing activities	2,465	5,994	2,640
Cash and cash equivalents
Cash and cash equivalents, beginning of year	2,145	393	35
Net change during the year	2,163	1,760	357
Cash and cash equivalents, end of year	4,308	2,145	393
Parent Company
Operating activities
Net income (loss)	796	499	(112)
Non-cash items affecting net income:
Equity in undistributed earnings of subsidiaries	(806)	(565)	41
Changes in non-cash balances related to operations:
Changes in working capital	(22)	32	5
Cash flows from operating activities	(32)	(34)	(66)
Investing activities
Investments in shares of subsidiaries	42	(2,894)	(1,407)
Cash flows from investing activities	42	(2,894)	(1,407)
Financing activities
Issuance of common stock	0	450	1,501
Issuance of preferred stock	0	2,512	0
Distributions	(10)	(59)	(3)
Cash flows from financing activities	(10)	2,903	1,498
Cash and cash equivalents
Cash and cash equivalents, beginning of year	0	25	0
Net change during the year	0	(25)	25
Cash and cash equivalents, end of year	$ 0	$ 0	$ 25